UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 8, 2003
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        111
Form 13F Information Table Value Total:        $167,361


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
John Hancock Patriot Premium D PRD              41013Q101      179    19567 SH       SOLE                    19567
Vanguard Admiral Series                         922031836      503 46082.949SH       SOLE                46082.949
ALLTEL Corporation             COM              020039103      728    15100 SH       SOLE                    15100
AOL Time Warner Inc.           COM              00184A105      188    11663 SH       SOLE                    11663
Abbott Laboratories            COM              002824100     1739    39737 SH       SOLE                    39737
Adaptec Inc.                   COM              00651F108       86    10758 SH       SOLE                    10758
American Express Company       COM              025816109     3936    94137 SH       SOLE                    94137
American International Group,  COM              026874107     5551   100591 SH       SOLE                   100591
American Power Conversion Corp COM              029066107      223    14300 SH       SOLE                    14300
Anheuser-Busch Cos.            COM              035229103      286     5600 SH       SOLE                     5600
Apache Corporation             COM              037411105     1151    17695 SH       SOLE                    17695
Archstone Smith Trust SBI      COM              039583109      672    27995 SH       SOLE                    27995
BP plc ADR                     COM              055622104     1185    28195 SH       SOLE                    28195
Bank One Corp.                 COM              06423A103      544    14631 SH       SOLE                    14631
Bank of New York               COM              064057102      555    19300 SH       SOLE                    19300
BankAmerica Corp.              COM              060505104      596     7544 SH       SOLE                     7544
Bellsouth Corp.                COM              079860102      265     9950 SH       SOLE                     9950
Berkshire Hathaway, Inc. Cl. A COM              084670108     9860      136 SH       SOLE                      136
Berkshire Hathaway, Inc. Cl. B COM              084670207     8707     3583 SH       SOLE                     3583
Bristol-Myers Squibb Co.       COM              110122108      506    18624 SH       SOLE                    18624
Buckeye Partners, L.P.         COM              118230101      646    16450 SH       SOLE                    16450
Cardinal Health, Inc.          COM              14149Y108      491     7630 SH       SOLE                     7630
Catellus Development Corp.     COM              149111106     1676    76180 SH       SOLE                    76180
Cedar Fair Limited Partnership COM              150185106     6001   214334 SH       SOLE                   214334
Certegy Inc.                   COM              156880106      593    21378 SH       SOLE                    21378
ChevronTexaco Corp.            COM              166764100     1038    14372 SH       SOLE                    14372
ChoicePoint Inc.               COM              170388102      321     9285 SH       SOLE                     9285
Citigroup Inc.                 COM              172967101     3391    79240 SH       SOLE                    79240
Citizens Communications Compan COM              17453B101      164    12700 SH       SOLE                    12700
Clear Channel Communications   COM              184502102      278     6550 SH       SOLE                     6550
Coca-Cola Company              COM              191216100     1980    42662 SH       SOLE                    42662
Cohen & Steers Total Return Re COM              19247R103     2422   151550 SH       SOLE                   151550
Colgate Palmolive Co.          COM              194162103     1003    17300 SH       SOLE                    17300
Commerce Bancorp Inc.          COM              200519106      338     9100 SH       SOLE                     9100
ConocoPhillips                 COM              20825C104     2095    38223 SH       SOLE                    38223
Cornerstone Total Return Fund, COM              21924U102      335    23952 SH       SOLE                    23952
Costco Wholesale Corporation   COM              22160K105     5697   155658 SH       SOLE                   155658
DNP Select Income Fund         COM              23325P104      261    24000 SH       SOLE                    24000
Devon Energy Corporation       COM              25179M103      844    15800 SH       SOLE                    15800
Dover Corporation              COM              260003108     5381   179594 SH       SOLE                   179594
Eli Lilly & Company            COM              532457108      854    12385 SH       SOLE                    12385
Emerson Electric Co.           COM              291011104     1325    25920 SH       SOLE                    25920
Equifax, Inc.                  COM              294429105     1746    67157 SH       SOLE                    67157
Ethan Allen Interiors, Inc.    COM              297602104     2875    81775 SH       SOLE                    81775
Exxon Mobil Corporation        COM              30231G102     2146    59752 SH       SOLE                    59752
First Data Corp.               COM              319963104     1794    43284 SH       SOLE                    43284
First Financial Fund, Inc.     COM              320228109      167    10800 SH       SOLE                    10800
Fleet Boston Financial Corp.   COM              339030108      410    13787 SH       SOLE                    13787
Gannett Co., Inc.              COM              364730101     2881    37512 SH       SOLE                    37512
General Electric Co.           COM              369604103     4939   172215 SH       SOLE                   172215
Genuine Parts Company          COM              372460105      337    10525 SH       SOLE                    10525
Genzyme Corp.                  COM              372917104     1277    30500 SH       SOLE                    30500
Gillette Company (The)         COM              375766102     2717    85268 SH       SOLE                    85268
GlaxoSmithKline plc            COM              37733W105      213     5248 SH       SOLE                     5248
Healthcare Select Sector SPDR  COM              81369y209     1432    48825 SH       SOLE                    48825
Hispanic Broadcasting Corp. Cl COM              43357B104      400    15700 SH       SOLE                    15700
Home Depot, Inc.               COM              437076102      814    24581 SH       SOLE                    24581
IBM Corporation                COM              459200101     1460    17701 SH       SOLE                    17701
Illinois Tool Works Inc.       COM              452308109      277     4202 SH       SOLE                     4202
Intel Corporation              COM              458140100      396    19050 SH       SOLE                    19050
Intuitive Surgical, Inc.       COM              46120E107      375    50102 SH       SOLE                    50102
J.P. Morgan Chase & Co.        COM              46625H100      212     6210 SH       SOLE                     6210
Johnson & Johnson              COM              478160104     5304   102589 SH       SOLE                   102589
Jones Apparel Group, Inc.      COM              480074103     1475    50400 SH       SOLE                    50400
Kinder Morgan Energy Partners, COM              494550106     3061    77460 SH       SOLE                    77460
Leucadia National Corp.        COM              527288104      638    17200 SH       SOLE                    17200
M & T Bank Corp.               COM              55261F104     1465    17400 SH       SOLE                    17400
Manpower Inc.                  COM              56418H100     1124    30300 SH       SOLE                    30300
McCormick & Co., Inc. Non-Voti COM              579780206      272    10000 SH       SOLE                    10000
McGraw Hill Companies          COM              580645109      372     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106     1652    34429 SH       SOLE                    34429
Merck & Co.                    COM              589331107     2434    40190 SH       SOLE                    40190
Microsoft Corporation          COM              594918104     2324    90630 SH       SOLE                    90630
Mohawk Industries Inc.         COM              608190104      800    14400 SH       SOLE                    14400
Morgan Stanley Dean Witter & C COM              617446448      613    14342 SH       SOLE                    14342
Newmont Mining Corp.           COM              651639106     1031    31775 SH       SOLE                    31775
Pepsico, Inc.                  COM              713448108      846    19008 SH       SOLE                    19008
Pfizer, Inc.                   COM              717081103     2459    72009 SH       SOLE                    72009
Pitney Bowes, Inc.             COM              724479100      718    18692 SH       SOLE                    18692
Procter & Gamble Company (The) COM              742718109     1687    18915 SH       SOLE                    18915
Progressive Corporation        COM              743315103     1408    19261 SH       SOLE                    19261
Prologis SBI                   COM              743410102      670    24556 SH       SOLE                    24556
Regis Corp.                    COM              758932107     1037    35700 SH       SOLE                    35700
Royal Dutch Petroleum          COM              780257804      485    10400 SH       SOLE                    10400
S&P Depository Receipts        COM              78462F103     3230    33080 SH       SOLE                    33080
SBC Communications, Inc.       COM              78387G103      321    12563 SH       SOLE                    12563
Sara Lee Corp.                 COM              803111103      261    13867 SH       SOLE                    13867
Schering-Plough Corp.          COM              806605101      304    16333 SH       SOLE                    16333
Schlumberger Ltd.              COM              806857108     3391    71278 SH       SOLE                    71278
Sealed Air Corp.               COM              81211K100      257     5400 SH       SOLE                     5400
Service Corp. International    COM              817565104      446   115200 SH       SOLE                   115200
ServiceMaster Company          COM              81760N109     4342   405805 SH       SOLE                   405805
SunGard Data Systems, Inc.     COM              867363103     1169    45100 SH       SOLE                    45100
Sysco Corp.                    COM              871829107      404    13440 SH       SOLE                    13440
TJX Companies, Inc.            COM              872540109      784    41600 SH       SOLE                    41600
Target Corp.                   COM              87612E106      252     6663 SH       SOLE                     6663
Technology Select Sector SPDR  COM              81369Y803     3173   185900 SH       SOLE                   185900
Tenet Healthcare Corp.         COM              88033G100      137    11750 SH       SOLE                    11750
Tootsie Roll Industries, Inc.  COM              890516107     1145    37558 SH       SOLE                    37558
Tribune Co.                    COM              896047107      450     9320 SH       SOLE                     9320
Tyco Int'l. Ltd.               COM              902124106     1546    81431 SH       SOLE                    81431
US Bancorp                     COM              902973304      296    12076 SH       SOLE                    12076
Verizon Communications         COM              92343V104      363     9191 SH       SOLE                     9191
Vodafone Group PLC             COM              92857W100      997    50760 SH       SOLE                    50760
Vodafone Group PLC Ord USD0.10 COM              G9387S105     1298   663818 SH       SOLE                   663818
Wal-Mart Stores, Inc.          COM              931142103     1796    33460 SH       SOLE                    33460
Washington Mutual Inc.         COM              939322103      787    19065 SH       SOLE                    19065
Washington Post ""B""          COM              939640108      220      300 SH       SOLE                      300
Wells Fargo & Company          COM              949746101     5084   100881 SH       SOLE                   100881
Wyeth                          COM              026609107     1007    22104 SH       SOLE                    22104
Zimmer Holdings, Inc.          COM              98956P102      572    12696 SH       SOLE                    12696